Deferred tax - Analysis of Deferred Tax Balances for Financial Reporting Purposes (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 153.0	£ 160.3	[1]
Deferred tax liabilities	(479.5)	(513.7)	[1]
Deferred tax assets (liabilities)	(326.5)	(353.4)
Deferred tax assets, offset	(259.0)	(251.5)
Deferred tax liabilities, offset	259.0	251.5
Gross amount before offset [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	412.0	411.8
Deferred tax liabilities	(738.5)	(765.2)
Deferred tax assets (liabilities)	£ (326.5)	£ (353.4)

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.